Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 0	$ 2,927,420
Less: accumulated amortization	0	(1,306,858)
Intangible assets, net	0	1,620,562
Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	0	1,736,420
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 0	$ 1,191,000